Segmented Information (Tables)	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Disclosure of operating segments

(in thousands of U.S. dollars)
For the year ended December 31, 2021	Single-Family Rental(1)	Multi-Family Rental(1)	Residential Development (1)	Private Funds and Advisory(1)	Corporate(1)	Consolidated results

Revenue from single-family rental properties	$441,743	$—	$—	$—	$—	$441,743
Direct operating expenses	(145,768)	—	—	—	—	(145,768)
Net operating income from single-family rental properties	295,975	—	—	—	—	295,975

Revenue from private funds and advisory services	—	—	—	50,693	—	50,693

Income from equity-accounted investments in multi-family rental properties	—	75,333	—	—	—	75,333
Income from equity-accounted investments in Canadian residential developments	—	—	8,200	—	—	8,200
Other income	—	—	1,327	—	3,459	4,786
Income from investments in U.S. residential developments	—	—	31,726	—	—	31,726
Compensation expense	—	—	—	—	(89,951)	(89,951)
Performance fees expense	—	—	—	—	(42,272)	(42,272)
General and administration expense	—	—	—	—	(41,420)	(41,420)
Loss on debt extinguishment	—	—	—	—	(3,497)	(3,497)
Transaction costs	—	—	—	—	(13,260)	(13,260)
Interest expense	—	—	—	—	(147,680)	(147,680)
Fair value gain on rental properties	—	—	—	—	990,575	990,575
Fair value gain on Canadian development properties	—	—	—	—	10,098	10,098
Fair value loss on derivative financial instruments and other liabilities	—	—	—	—	(220,177)	(220,177)
Amortization and depreciation expense	—	—	—	—	(12,129)	(12,129)
Realized and unrealized foreign exchange loss	—	—	—	—	(2,934)	(2,934)
Net change in fair value of limited partners’ interests in single-family rental business	—	—	—	—	(185,921)	(185,921)
Income tax expense	—	—	—	—	(191,056)	(191,056)
Segment net income from continuing operations	$295,975	$75,333	$41,253	$50,693	$53,835	$517,089
Segment net loss from discontinued operations	—	(67,562)	—	—	—	(67,562)
Segment net income	$295,975	$7,771	$41,253	$50,693	$53,835	$449,527
(1) Financial information for each segment is presented on a consolidated basis.

(in thousands of U.S. dollars)
For the year ended December 31, 2020	Single-Family Rental(1)	Multi-Family Rental(1)	Residential Development (1)	Private Funds and Advisory(1)	Corporate(1)	Consolidated results

Revenue from single-family rental properties	$366,982	$—	$—	$—	$—	$366,982
Direct operating expenses	(121,242)	—	—	—	—	(121,242)
Net operating income from single-family rental properties	245,740	—	—	—	—	245,740

Revenue from private funds and advisory services	—	—	—	34,090	—	34,090

Income from equity-accounted investments in multi-family rental properties	—	746	—	—	—	746
Income from equity-accounted investments in Canadian residential developments	—	—	13,378	—	—	13,378
Other income	—	—	791	—	1,774	2,565
Loss from investments in U.S. residential developments	—	—	(61,776)	—	—	(61,776)
Compensation expense	—	—	—	—	(52,095)	(52,095)
Performance fees expense	—	—	—	—	(1,055)	(1,055)
General and administration expense	—	—	—	—	(34,235)	(34,235)
Transaction costs	—	—	—	—	(11,607)	(11,607)
Interest expense	—	—	—	—	(137,146)	(137,146)
Fair value gain on rental properties	—	—	—	—	220,849	220,849
Fair value loss on derivative financial instruments and other liabilities	—	—	—	—	(7,461)	(7,461)
Amortization and depreciation expense	—	—	—	—	(10,826)	(10,826)
Realized and unrealized foreign exchange loss	—	—	—	—	(170)	(170)
Net change in fair value of limited partners’ interests in single-family rental business	—	—	—	—	(50,581)	(50,581)
Income tax expense	—	—	—	—	(37,779)	(37,779)
Segment net income (loss) from continuing operations	$245,740	$746	$(47,607)	$34,090	$(120,332)	$112,637
Segment net income from discontinued operations	—	3,776	—	—	—	3,776
Segment net income (loss)	$245,740	$4,522	$(47,607)	$34,090	$(120,332)	$116,413
(1) Financial information for each segment is presented on a consolidated basis.